Real Estate (Details Textual) (USD $)	0 Months Ended	3 Months Ended				9 Months Ended			12 Months Ended			1 Months Ended	0 Months Ended
	Nov. 05, 2013	Sep. 30, 2014 state property		Dec. 31, 2013 property state	Sep. 30, 2013	Sep. 30, 2014 property state		Sep. 30, 2013	Dec. 31, 2013 property state	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jan. 24, 2014	Jan. 24, 2014	Feb. 28, 2013
Real Estate Properties [Line Items]
Number of Properties Under in Place Lease Related to Specified Percentage of Annualized Gross Base Rent						0
Real Estate (Additional Textual) [Abstract]
Number of properties		54		42		54			42
Number of states		19		18		19			18
Purchase price		$ 1,800,000,000		$ 1,200,000,000		$ 1,800,000,000			$ 1,200,000,000	$ 160,600,000
Aggregate purchase price of acquired properties	521,500,000	606,829,000		851,290,100		606,829,000			851,290,100	160,550,000
Percentage of acquisition fees	2.50%					2.50%			2.50%	2.50%
Percentage of Acquisition Fees for Expense Reimbursements						0.50%			0.50%
Percentage of expenses reimbursements paid									0.50%	0.50%
Total acquisition fees and expenses reimbursements paid	1,900,000										1,700,000
Tenant Reimbursements		9,972,000			3,553,000	27,631,000		7,673,000	14,310,393	3,356,733	1,785,486
Lease expirations minimum year									2014
Lease expirations maximum year									2027
Tenant security deposits		400,000		70,000		400,000			70,000	30,000
Additional security deposits received				40,000
Tenant receivables		20,000		900,000		20,000			900,000	10,000
Number of rented properties serve as collateral				8					8
Will Partners Re-tenanting Costs
Real Estate (Additional Textual) [Abstract]
Reserve for re-tenanting costs, periodic funding requirement									30,000
All Others
Real Estate (Additional Textual) [Abstract]
Percentage of Annualized Rent On Individual Basis (less than 5%)						5.00%			5.00%
All others
Real Estate (Additional Textual) [Abstract]
Number of properties		18	[1]	8		18	[1]		8
Percentage of Annualized Rent On Individual Basis (less than 5%)						5.00%			5.00%
LTI Property
Real Estate (Additional Textual) [Abstract]
Purchase price											56,000,000
Aggregate purchase price of acquired properties											56,000,000
Rental Income											2,600,000
Number of unaffiliated third party investors for co-tenancy interest											29
Number of affiliated investors for co-tenancy interest											1
Lease Percentage											100.00%
Bridge Loan											12,300,000
Wyndham Property
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties		96,600,000				96,600,000
Rental Income		800,000
Investment Grade Portfolio
Real Estate (Additional Textual) [Abstract]
Number of real estate assets acquired									18
Rental Income									9,600,000
Verizon Property, Warren NJ
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				40,000,000					40,000,000
Rental Income									1,400,000
Fox Head Property, Irvine CA
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				27,250,000					27,250,000
Rental Income									400,000
Farmers
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				19,100,000					19,100,000
Rental Income									20,000
Comcast Greenwood Village, Co
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				27,000,000					27,000,000
Business acquisition deferred maintenance costs									400,000
Atlanta Wildwood, Atlanta GA
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties				28,000,000					28,000,000
Tenant Reimbursements									1,900,000
Intangibles
Real Estate (Additional Textual) [Abstract]
Lease Term						8 years			7 years 8 months 12 days	8 years 10 months 24 days
Amortization expense (income) for in-place lease valuation		(2,300,000)		(900,000)		(2,300,000)			(900,000)	200,000
Absorption cost		44,400,000		35,300,000		44,400,000			35,300,000	6,900,000
Amortization Term						5 years			5 years	5 years
DigitalGlobe Property
Real Estate (Additional Textual) [Abstract]
Aggregate purchase price of acquired properties		92,000,000				92,000,000
Unaffiliated Parties
Real Estate (Additional Textual) [Abstract]
Number of real estate assets acquired						12			28	7
Number of states which real estate was acquired in									9
World Kitchen LLC | Will Partners
Real Estate (Additional Textual) [Abstract]
Remaining lease term												7 years
Lease expiration date												Feb. 29, 2020
Lease Termination Fee													7,125,000	7,125,000
Restoration fee amount													500,000	500,000
Lease termination fee, financed amount													6,700,000	6,700,000
Unamortized In-Place Lease Valuation Write Off		900,000				900,000
Deferred Rent Write Off		300,000				300,000
Non Tenant Collections		500,000				500,000							500,000	500,000
Lease Termination Fee, Financed Amount, Gross		6,200,000				6,200,000							6,200,000	6,200,000
World Kitchen LLC | Will Partners | Subsequent Event
Real Estate (Additional Textual) [Abstract]
Lease Termination Fee													7,125,000	7,125,000
Restoration fee amount													500,000	500,000
Lease termination fee, financed amount													6,700,000	6,700,000
Unamortized In-Place Lease Valuation Write Off													900,000	900,000
World Kitchen LLC | Will Partners | Key Bank Credit Facility
Real Estate (Additional Textual) [Abstract]
Financing interest rate													5.50%	5.50%
Financing term													5 years 6 months
World Kitchen LLC | Will Partners | Key Bank Credit Facility | Subsequent Event
Real Estate (Additional Textual) [Abstract]
Financing interest rate													5.50%	5.50%
Financing term														5 years 6 months
Midland Mortgage Loan
Real Estate (Additional Textual) [Abstract]
Financing interest rate		3.94%	[2]	3.94%		3.94%	[2]		3.94%						3.94%
Number of rented properties serve as collateral		8				8
Tenant Improvement Reserves
Real Estate Properties [Line Items]
Restricted Cash Additions						27,657,000	[3]
Tenant Improvement Reserves | DigitalGlobe Property
Real Estate Properties [Line Items]
Restricted Cash Additions						21,000,000
Tenant Improvement Reserves | All Other Properties
Real Estate Properties [Line Items]
Restricted Cash Additions						$ 4,600,000
All Others Industry
Real Estate (Additional Textual) [Abstract]
Percentage of Annualized Rent On Individual Basis (less than 5%)						5.00%

[1]	All others account for less than 5% of total annualized net rent on an individual basis.
[2]	The weighted average interest rate as of September 30, 2014 was approximately 3.3% for the Company’s fixed-rate and variable-rate debt combined and 5.0% for the Company’s fixed-rate debt only.
[3]	Additions represent tenant improvement reserves either funded by the seller or the Company and held by the lender for acquisitions made in the current period. The most significant of these reserves is $21.0 million and $4.6 million for the Digital Globe tenant improvements and tenant improvements for a new lease executed at an existing property, respectively. Deductions represent tenant improvement reimbursements made to certain tenants during the current period.